Note 17 - Spin-out Transaction - Net Assets Transferred in Spinout Transaction (Details) - CAD ($)		12 Months Ended
	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Gain (loss) on spin-out transaction		$ 477,000	$ 1,914,814	$ 0
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Carrying value of net assets	$ 212,967
Fair value of net assets transferred	2,604,781
Gain (loss) on spin-out transaction	$ 2,391,814